Loss/ (Gain) on Foreign Currency Exchange - Schedule of Loss/ (Gain) on Foreign Currency Exchange (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Foreign Currency [Abstract]
Unrealized loss on foreign currency loans	₨ 258	$ 3.4	₨ 226	₨ 12
Realized (gain) loss on foreign currency loans	18	0.2	(48)	(74)
Unrealized loss on derivative instruments			21	46
Realized loss on derivative instruments	109	1.4	49	32
Other loss on foreign currency exchange	127	1.7	193	30
Loss/ (gain) on foreign currency exchange, net	₨ 512	$ 6.7	₨ 441	₨ 46